Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39803
Entity Registrant Name	Meiwu Technology Co. Ltd.
Entity Central Index Key	0001787803
Entity Address, Address Line One	1602, Building C, Shenye Century Industry
Entity Address, Address Line Two	No. 743 Zhoushi Road
Entity Address, Address Line Three	Bao’an District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Country Region	86
City Area Code	755
Local Phone Number	85250400